OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Employees and payroll accruals	$ 5,993	$ 6,205
Government authorities	839	930
Provision for warranty	407	528
Accrued expenses	1,629	1,726
Related party	53	53
Dividend payable to non-controlling interests	0	1,311
Others	51	15
Other Accounts Payable and Accrued Liabilities	$ 8,972	$ 10,768